UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Tax-exempt bonds 99.84%				$272,537,094
(Cost $279,304,152)

California 89.17%				243,404,625
ABAG Finance Authority for Nonprofit Corps.,
Institute on Aging (D)	5.650%	08/15/38	1,000,000	928,915
San Diego Hospital Association, Ser. A	6.125	08/15/20	2,000,000	2,036,080
Sharp Healthcare	6.250	08/01/39	1,000,000	1,010,970
Anaheim Certificates of Participation,
Convention Center (D) (P)	Zero	07/16/23	2,000,000	2,011,360
Anaheim Public Financing Authority,
Public Improvements Project, Ser. C (D)	Zero	09/01/18	3,000,000	1,914,570
Antioch Public Financing Authority,
Ser. B	5.850	09/02/15	1,375,000	1,325,871
Belmont Community Facilities,
Library Project, Ser. A (D)	5.750	08/01/24	1,000,000	1,113,920
California County Securitization Agency,
Fresno County Tobacco Funding Corp.	6.000	06/01/35	1,765,000	1,456,143
Kern County Tobacco Funding Corp., Ser. A	6.125	06/01/43	5,000,000	4,132,950
Los Angeles County Tobacco Funding Corp.	Zero	06/01/21	5,000,000	4,006,300
Stanislaus County Tobacco Funding Corp., Ser. A	5.500	06/01/33	975,000	771,839
California Educational Facilities Authority,
College & University Finance	5.000	02/01/26	4,525,000	3,253,475
University of San Diego, Ser. A	5.500	10/01/32	1,435,000	1,441,773
Woodbury University	5.000	01/01/30	2,000,000	1,509,420
Woodbury University	5.000	01/01/25	1,800,000	1,450,080
California General Obligation,
Daily Kindergarten University, Ser. A-4 (V)	0.120	05/01/34	550,000	550,000
California Health Facilities Financing Authority,
Catholic Healthcare West, Ser. G	5.250	07/01/23	1,000,000	986,390
Kaiser Permanente, Ser. A	5.250	04/01/39	2,500,000	2,257,650
Providence Health System, Ser. C	6.500	10/01/33	1,000,000	1,090,840
California Infrastructure & Economic Development Bank,
California Independent System Operator, Ser. A	6.250	02/01/39	2,000,000	2,061,600
J. David Gladstone Institute Project	5.250	10/01/34	1,000,000	909,330
Kaiser Hospital, Ser. A	5.550	08/01/31	3,000,000	3,011,340
Performing Arts Center	5.000	12/01/27	500,000	482,550
California Municipal Finance Authority,
American Heritage Project, Ser. A	5.250	06/01/26	1,000,000	810,200
California Pollution Control Financing Authority,
Pacific Gas & Electric Co., Ser. A (D)	5.350	12/01/16	1,000,000	1,010,620
Waste Management Inc. Project, Ser. C (P)	5.125	11/01/23	2,000,000	1,854,200
California State Public Works Board,
California State University, Ser. D	6.250	04/01/34	2,000,000	2,071,580
State Prisons, Series A (D)	5.000	12/01/19	5,000,000	4,981,800
State Prisons, Series C	5.500	06/01/18	5,000,000	5,147,050
California State University Revenue,
Ser. A	5.250	11/01/34	1,000,000	1,008,980
California Statewide Communities Development Authority,
Irvin LLC	5.750	05/15/32	1,230,000	1,118,451
Senior Living - Southern California	7.250	11/15/41	1,700,000	1,729,138
Thomas Jefferson School, Ser. A	7.250	10/01/38	2,000,000	1,803,620
California Statewide Financing Authority,
Tobacco Settlement, Ser. A	6.000	05/01/37	2,500,000	2,052,500
Tobacco Settlement, Ser. B	6.000	05/01/37	4,000,000	3,284,000
Capistrano Unified School District,

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

California (continued)
No: 90-2 Talega	6.000%	09/01/33	750,000	648,653
No: 90-2 Talega	5.875	09/01/23	500,000	470,245
Center Unified School District,
Capital Appreciation, Ser. C (D)	Zero	09/01/16	2,145,000	1,591,783
Chula Vista Redevelopment Agency,
Bayfront, Ser. B	5.250	10/01/27	1,250,000	954,625
Cloverdale Community Development Agency,
Cloverdale Redevelopment Project	5.500	09/01/38	3,000,000	2,088,540
Contra Costa County Public Financing Authority,
Unrefunded, Ser. A (D)	5.000	06/01/28	1,230,000	1,233,173
Corona Community Facilities District No. 97-2	5.875	09/01/23	1,205,000	1,005,886
East Side Union High School District-Santa Clara
County, General Obligation (D)	5.250	09/01/24	2,500,000	2,671,875
Folsom Public Financing Authority,
Ser. B	5.125	09/01/26	1,000,000	729,420
Foothill Eastern Transportation Corridor Agency,
Capital Appreciation	Zero	01/15/25	6,615,000	2,040,331
Capital Appreciation	Zero	01/15/36	30,000,000	3,987,900
Fresno Sewer Revenue,
Ser. A-1 (D)	5.250	09/01/19	1,000,000	1,091,020
Fullerton Community Facilities District No: 1,
Amerige Heights	6.200	09/01/32	1,000,000	854,670
Golden State Tobacco Securitization Corp.,
Ser. 2003 A-1	6.250	06/01/33	2,490,000	2,778,890
Ser. A (D)	5.000	06/01/35	10,000,000	8,827,000
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,221,250
Irvine Mobile Home Park Revenue,
Meadows Mobile Home Park, Ser. A	5.700	03/01/28	3,975,000	3,303,384
Kern County, Capital Improvements Project,
Ser. A (D)	5.750	08/01/35	1,000,000	1,040,490
Laguna-Salada Union School District,
General Obligation, Ser. C (D)	Zero	08/01/26	1,000,000	354,220
Lancaster School District,
Capital Appreciation (D)	Zero	04/01/19	1,730,000	1,074,192
Capital Appreciation (D)	Zero	04/01/22	1,380,000	697,645
Lee Lake Water District Community Facilities District
No: 2, Montecito Ranch	6.125	09/01/27	1,200,000	967,812
Long Beach Harbor Revenue,
Ser. A (D)	6.000	05/15/18	2,660,000	2,929,671
Long Beach Special Tax Community,
District No: 6	6.250	10/01/26	2,500,000	2,188,525
Los Angeles Community College District,
General Obligation, 2008 Election, Ser. A	6.000	08/01/33	4,000,000	4,420,600
Los Angeles Community Facilities District No: 3,
Cascades Business Park	6.400	09/01/22	655,000	596,836
Los Angeles Department of Water & Power,
Ser. A	5.000	07/01/39	1,000,000	1,009,590
Ser. A-1	5.250	07/01/38	2,000,000	2,058,240

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

California (continued)
M-S-R Energy Authority,
Ser. B	6.500%	11/01/39	2,500,000	2,512,625
Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Ser. A	7.375	09/01/27	2,500,000	2,288,025
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	2,192,430
New Haven Unified School District,
Ser. B (D)	Zero	08/01/22	14,200,000	6,698,850
Northern California Power Agency,
Ore Transition Project, Ser. A (D)	7.000	05/01/13	100,000	109,446
Orange County Improvement Bond Act 1915,
Ser. B	5.750	09/02/33	1,570,000	1,420,819
Oxnard Community Facilities District: No. 3,
Seabridge	5.000	09/01/35	1,500,000	959,880
Paramount Unified School District,
General Obligation, Ser. B (D)	Zero	09/01/25	4,735,000	1,890,922
Pasadena Certificates of Participation,
Old Pasadena Parking Project	6.250	01/01/18	850,000	988,941
Poway Community Facilities District No: 88-1,
Parkway Business Center	6.750	08/15/15	1,000,000	1,010,850
Rancho Santa Fe Community Services District
No: 01	6.700	09/01/30	1,000,000	920,010
Ripon Redevelopment Agency,
Community Redevelopmet Project (D)	4.750	11/01/36	1,700,000	1,333,463
Riverside County Asset Leasing Corp.,
Ser. A (D)	6.500	06/01/12	1,000,000	1,071,560
San Bernardino County,
Certificate of Participation, Ser. B	6.875	08/01/24	350,000	460,023
Medical Center Financing Project (D)	5.500	08/01/17	8,750,000	9,038,488
San Bruno Park School District,
General Obligation, Ser. B (D)	Zero	08/01/21	1,015,000	522,228
General Obligation, Ser. B (D)	Zero	08/01/23	1,080,000	479,077
San Diego Redevelopment Agency,
Capital Appreciation, Ser. B	Zero	09/01/17	1,600,000	878,944
Capital Appreciation, Ser. B	Zero	09/01/18	1,700,000	858,279
City Heights, Ser. A	5.800	09/01/28	1,395,000	1,105,803
City Heights, Ser. A	5.750	09/01/23	1,000,000	827,220
San Diego Unified School District,
General Obligation, Election of 1998, Ser. B (D)	5.000	07/01/25	2,450,000	2,530,042
General Obligation, Ser. A (D)	Zero	07/01/21	2,500,000	1,384,000
San Francisco City & County Redevelopment Agency,
District No: 6, Ser. A	6.000	08/01/25	2,500,000	2,459,625
Mission Bay South, Ser. A	5.150	08/01/35	1,250,000	1,014,463
San Francisco City & County Redevelopment
Financing Authority,
Mission Bay South, Ser. D	6.625	08/01/39	1,000,000	996,700
San Francisco Redevelopment Projects, Ser. B	6.625	08/01/39	700,000	708,820
San Francisco State Building Authority,
Ser. A	5.000	10/01/13	2,145,000	2,287,171
San Joaquin County,
Certificate of Participation (D)	5.000	11/15/29	2,965,000	2,604,456
San Joaquin Hills Transportation Corridor Agency,
Toll Road Revenue	Zero	01/01/14	5,000,000	4,549,650

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

California (continued)
Toll Road Revenue	Zero	01/01/22	6,500,000	3,930,745
Toll Road Revenue, Ser. A	5.750%	01/15/21	5,000,000	3,863,250
San Mateo County Joint Power Authority,
Capital Projects Program (D)	5.000	07/01/21	1,815,000	1,844,911
Santa Ana Financing Authority,
Mainplace Project, Ser. D	5.600	09/01/19	1,000,000	888,500
Police Admin & Holding Facility, Ser. A (D)	6.250	07/01/19	1,790,000	1,991,858
Police Admin & Holding Facility, Ser. A (D)	6.250	07/01/24	10,000,000	11,024,300
Santa Clara County Financing Authority,
Ser. B (D)	5.500	05/15/17	6,000,000	6,225,180
Santa Fe Springs Community Development
Commission, Ser. A (D)	Zero	09/01/20	1,275,000	699,631
Santa Margarita Water District No: 99-1	6.000	09/01/30	500,000	589,810
Santaluz Community Facilities District No: 2	6.375	09/01/30	1,490,000	1,284,693
Southern California Public Power Authority,
Natural Gas Project No: 1, Ser. A	5.250	11/01/26	2,000,000	1,933,980
Southern Transmission (D)	Zero	07/01/13	4,400,000	4,081,484
State of California,
General Obligation	6.500	04/01/33	5,000,000	5,529,150
General Obligation	5.125	04/01/23	2,000,000	2,042,280
General Obligation	5.125	11/01/24	1,000,000	1,013,690
General Obligation (D)	4.750	04/01/29	6,000,000	5,677,560
Tobacco Securitization Authority of Northern
California, Ser. A	5.375	06/01/41	1,000,000	1,079,330
Torrance Hospital Revenue,
Memorial Medical Center, Ser. A	5.500	06/01/31	2,000,000	1,979,800
Tuolumne Wind Project Authority,
Tuolumne Company Project, Ser. A	5.625	01/01/29	1,000,000	1,024,350
Turlock Health Facility Revenue,
Emanuel Medical Center, Ser. B	5.125	10/15/37	2,500,000	1,752,800
Vallejo Sanitation & Flood Control District,
Certificate of Participation (D)	5.000	07/01/19	2,324,000	2,259,672
West Covina Redevelopment Agency,
Fashion Plaza	6.000	09/01/22	3,000,000	3,162,870

Puerto Rico 10.67%				29,132,464
Commonwealth of Puerto Rico,
General Obligation	6.500	07/01/15	6,000,000	6,478,320
General Obligation, Ser. A	5.375	07/01/33	1,250,000	1,158,963
General Obligation, Ser. A	5.000	07/01/23	5,000,000	4,764,350
Puerto Rico Aqueduct & Sewer Authority,
Inverse Floater (D) (P)	10.021	07/01/11	7,500,000	8,928,150
Ser. A	Zero	07/01/24	1,750,000	1,494,045
Puerto Rico Highway & Transportation Authority,
Ser. Z (D)	6.250	07/01/14	3,250,000	3,531,093
Unrefunded, Ser. A (D)	5.000	07/01/38	190,000	166,898
Puerto Rico Industrial Tourist Education Medical &
Environment Authority,
Hospital De La Concepcion	6.500	11/15/20	500,000	513,645

John Hancock California Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Authority,
Capital Appreciation, Ser. A	Zero	08/01/32	3,000,000	2,097,000

Short-term investments 0.81%				$2,221,000
(Cost $2,221,000)

Repurchase agreements 0.81%				2,221,000
Repurchase Agreement with State Street Corp. dated
8-31-09 at 0.07% to be repurchased at $2,221,004
on 9-1-09, collateralized by $2,250,000 Federal
Home Loan Bank, 0.930% due 3-30-10 (valued at
$2,266,875, including interest)
			2,221,000	2,221,000

Total investments (Cost $281,525,152)† 100.65%				$274,758,089

Other assets and liabilities, net (0.65%)				($1,783,425)

Total net assets 100.00%				$272,974,664

(D)  Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
Ambac Financial Group, Inc.	4.88%
Assured Guarantee Corp.	0.38%
Financial Guaranty Insurance Company	4.70%
Financial Security Assurance, Inc.	6.97%
National Public Finance Guarantee Insurance Corp.	23.39%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $281,415,994. Net unrealized depreciation aggregated $6,657,905, of which $11,782,940 related to appreciated investment securities and $18,440,845 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended August 31, 2009, all investments for the Fund are Level 2 under the hierarchy discussed above.

6

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Note 3
Risks and Uncertainties
There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further detail about these risks, see the Fund’s Prospectus and Statement of Additional Information.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q1 8/09
10/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 23, 2009